Offerings - Offering: 1	Jun. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.603% Fixed-to-Floating Rate Senior Notes due 2029
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, The Charles Schwab Corporation (the "Company") initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-275858), filed with the Securities and Exchange Commission (the "SEC") on December 1, 2023. This filing fee exhibit is in connection with a final prospectus supplement dated June 25 2026, filed by the Company with the SEC pursuant to Rule 424(b) of the Securities Act.